Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates
Schedule of the positions of equity and income (loss) for the year

The table below presents the positions of equity and income (loss) for the year by company:

	Equity	Income (loss) for the year	Interest in share capital - %	Investments		Share of profit (loss) of joint ventures and associates
				12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2021
Joint ventures
União Vopak – Armazéns Gerais Ltda (1)	3,100	15,388	50	1,550	4,456	7,694	(3,880)	602
Refinaria de Petróleo Riograndense S.A. (2)	95,027	23,094	33	31,553	25,186	7,668	26,110	823
ConectCar Soluções de Mobilidade Eletrônica S.A. (7)	-	-	-	-	-	-	-	(18,081)
Latitude Logística Portuária S.A. (3)	12,004	(4,068)	50	6,002	7,638	(1,636)	(2,339)	593
Navegantes Logística Portuária S.A. (3)	47,510	(22,820)	33	15,836	23,250	(7,413)	(11,040)	(3,032)
Nordeste Logística I S.A. (3)	21,212	6,305	33	7,071	6,340	730	2,591	1,592
Nordeste Logística II S.A. (3)	51,649	(5,553)	33	17,216	19,415	(2,199)	(2,007)	(819)
Nordeste Logística III S.A. (3)	54,013	3,933	33	18,004	17,038	967	(30)	255
Química da Bahia Indústria e Comércio S.A. (i)	6,956	(84)	50	3,478	3,520	(42)	(8)	-
Terminal de Combustíveis Paulínia S.A. ("Opla") (6)	108,311	8,141	50	54,155	‐	4,071	‐	-
Other investments	‐	‐	‐	349	‐	‐	‐	-
Associates
Transportadora Sulbrasileira de Gás S.A. (4)	15,912	8,253	25	3,978	3,898	2,043	2,771	552
Metalúrgica Plus S.A. (5)	(769)	(298)	33	(256)	(157)	(99)	(105)	(100)
Plenogás Distribuidora de Gás S.A. (5)	1,489	376	33	497	615	124	118	(4)
Other investments	‐	‐	‐	33	28	‐	‐	(14)
Goodwill on investments
Terminal de Combustíveis Paulínia S.A. ("Opla") (6)	‐	‐	‐	158,634	‐	‐	‐	-
Total (A)				318,100	111,227	11,908	12,181	(17,634)
Total provision for equity deficit (B)				(256)	(157)
Total investments (A-B)				318,356	111,384

The percentages in the table above are rounded.

(i)	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.

(1)	The subsidiary Ultracargo Logística holds an interest in União Vopak–Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
(2)	The Company holds an interest in Refinaria de Petróleo Riograndense S.A. (“RPR”), which is primarily engaged in oil refining.
(3)	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).
(4)	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
(5)	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.
(6)	The subsidiary Ultracargo Logística acquired a 50% interest in Opla on July 1, 2023. For more information, see Note 28.c.

Summary of financial position and income of subsidiaries which have relevant non-controlling interests

The financial position and income of subsidiaries which have relevant non-controlling interests is shown below:

	Proportion of interest in share capital and right votes detained by non-controlling participation		Equity attributed to non-controlling participation		Income allocated to non-controlling participation for the year
	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Subsidiaries	%	%
Iconic Lubrificantes S.A.	44%	44%	477,710	446,707	72,505	34,955
Other investiments	-	-	45,621	19,520	5,453	4,275
			523,331	466,227	77,958	39,230

Summary of statements of financial position and statements of income of joint ventures
The table below presents the full amounts of statements of financial position and statements of income of joint ventures:
	12/31/2023
	União Vopak	RPR	Química da Bahia	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III	Opla
Current assets	7,256	592,237	331	6,262	5,376	39,078	19,425	23,566	12,844
Non-current assets	132	252,722	9,734	86,273	166,000	49,869	46,165	52,299	177,782
Current liabilities	92	488,932	-	27,309	76,402	44,852	1,183	2,384	58,308
Non-current liabilities	4,196	228,994	3,109	53,222	47,464	22,883	12,758	19,468	24,007
Equity	3,100	127,033	6,956	12,004	47,510	21,212	51,649	54,013	108,311
Net revenue	-	2,954,931	-	12,220	-	16,895	5,264	13,324	35,117
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	22,174	(2,940,640)	(51)	(10,565)	(12,342)	(8,742)	(9,732)	(10,354)	(20,415)
Finance income (costs), income and social contribution taxes	(6,786)	6,608	(33)	(5,723)	(10,478)	(1,848)	(1,085)	963	(6,561)
Net income (loss) for the year	15,388	20,899	(84)	(4,068)	(22,820)	6,305	(5,553)	3,933	8,141
Number of shares or units held	5,599	5,078,888	1,493,122	9,384,693	37,998,195	2,317,921	22,393,571	16,977,737	33,915,815
Interest in share capital - %	50	33	50	50	33	33	33	33	50

	12/31/2022
	União Vopak	RPR	Química da Bahia	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	3,164	615,563	382	9,526	4,358	20,604	38,951	25,598
Non-current assets	7,454	156,788	9,767	67,774	179,377	23,146	40,806	49,800
Current liabilities	1,378	432,502	-	13,112	40,675	6,183	10,915	7,871
Non-current liabilities	328	263,999	3,109	48,912	73,311	18,546	10,596	16,415
Equity	8,912	75,850	7,040	15,276	69,749	19,021	58,246	51,112
Net revenue	3,408	3,215,987	-	12,722	-	20,631	3,205	12,798
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(13,412)	(3,085,140)	(15)	(9,864)	(11,360)	(7,901)	(7,367)	(10,720)
Finance income (costs), income and social contribution taxes	2,244	(52,248)	-	(4,574)	(8,408)	(3,632)	531	(1,280)
Net income (loss) for the year	(7,760)	78,599	(15)	(1,716)	(19,768)	9,098	(3,631)	798
Number of shares or units held	29,995	5,078,888	1,493,122	9,384,693	37,998,195	984,587	22,393,571	16,977,737
Interest in share capital - %	50	33	50	50	33	33	33	33

	12/31/2021
	União Vopak	RPR	ConectCar (i)	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Net revenue	17,660	2,092,786	60,436	5,895	-	11,625	2,016	7,561
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(16,144)	(2,105,544)	(97,095)	(2,591)	(1,579)	(3,260)	(3,980)	(5,030)
Finance income (costs), income and social contribution taxes	(312)	15,235	497	(2,118)	(7,517)	(3,589)	(494)	(1,765)
Net income (loss) for the year	1,204	2,477	(36,162)	1,186	(9,096)	4,776	(2,458)	766
Number of shares or units held	29,995	5,078,888	263,768,000	4,383,881	22,298,195	681,637	3,933,265	4,871,241
Interest in share capital - %	50	33	50	50	33	33	33	33

The percentages in the table above are rounded.

(i)	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.

Summary of statements of financial position and statements of income of associates

The table below presents the statements of financial position and statements of income of associates:

	12/31/2023
	Transportadora Sulbrasileira de Gás S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	10,827	5	828
Non-current assets	9,329	-	1,269
Current liabilities	3,642	32	218
Non-current liabilities	602	742	390
Equity	15,912	(769)	1,489
Net revenue	16,212	-	-
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(8,145)	(263)	378
Finance income (costs), income and social contribution taxes	186	(35)	(2)
Net income (loss) for the year	8,253	(298)	376
Number of shares or units held	20,124,996	3,000	1,384,308
Interest in share capital - %	25	33	33

	12/31/2022
	Transportadora Sulbrasileira de Gás S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	8,598	6	617
Non-current assets	10,420	-	1,949
Current liabilities	2,824	29	167
Non-current liabilities	601	448	555
Equity	15,593	(471)	1,844
Net revenue	18,250	-	-
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(7,593)	(245)	356
Finance income (costs), income and social contribution taxes	76	(69)	(3)
Net income (loss) for the year	10,733	(314)	353
Number of shares or units held	20,124,996	3,000	1,384,308
Interest in share capital - %	25	33	33

	12/31/2021
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue	15,126	69,611	-	-	-
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(12,691)	(68,390)	(28)	(239)	18
Finance income (costs) and income tax	(226)	(904)	-	(61)	(31)
Net income (loss) for the year	2,209	317	(28)	(300)	(13)
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
Interest in share capital - %	25	15	50	33	33

Schedule of the balances and changes in investments in joint ventures and associates

Balances and changes in investments in subsidiaries, joint ventures and associates are as follows:

	Joint ventures	Associates	Total
Balance as of December 31, 2020 (i)	137,004	25,616	162,620
Share of profit (loss) of joint ventures and associates from continuing operations	(18,068)	434	(17,634)
Share of profit (loss) of joint ventures and associates from discontinued operations	-	48	48
Dividends	-	(998)	(998)
Valuation adjustments	99	-	99
Actuarial gain of post-employment benefits of subsidiaries, net of income and social contribution taxes	5,723	-	5,723
Capital increase in cash	30,697	-	30,697
Capital decrease	(5,001)	(1,500)	(6,501)
Shareholder transactions - changes of interest	(966)	-	(966)
Write-off of investment	(78,099)	-	(78,099)
Reclassification to assets held for sale	-	(16,396)	(16,396)
Balance as of December 31, 2021 (i)	71,389	7,204	78,593

	Joint ventures	Associates	Total
Balance as of December 31, 2021 (i)	71,389	7,204	78,593
Share of profit (loss) of subsidiaries, joint ventures and associates	9,397	2,784	12,181
Dividends	(4,298)	(2,076)	(6,374)
Equity instrument granted (ii)	-	-	-
Accumulated other comprehensive income	267	-	267
Actuarial gain of post-employment benefits of subsidiaries, net of income and social contribution taxes	(1,440)	-	(1,440)
Capital increase in cash	28,000	-	28,000
Shareholder transactions - changes of interest	3,528	(3,528)	-
Balance as of December 31, 2022 (i)	106,843	4,384	111,227

	Joint ventures	Associates	Total
Balance as of December 31, 2022 (i)	106,843	4,384	111,227
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,840	2,068	11,908
Dividends	(11,072)	(2,200)	(13,272)
Equity instrument granted (ii)	899	-	899
Acquisition of Terminal de Combustíveis Paulínia S.A. ("Opla")	210,096	-	210,096
Capital decrease	(3,100)	-	(3,100)
Other movements	342	-	342
Balance as of December 31, 2023 (i)	313,848	4,252	318,100

(*)	Adjusted for unrealized profits between subsidiaries.
(i)	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
(ii)	Amounts refer to grants of long-term incentives in subsidiaries Ipiranga Produtos de Petróleo S.A., Ultragaz Participações Ltda. and Ultracargo–Operações Logísticas Ltda.